SHARE BASED PAYMENTS (Narrative) (Details)	1 Months Ended		12 Months Ended
	May 31, 2023 USD ($) Share	Mar. 31, 2023 USD ($) Share	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 Share	Dec. 31, 2021 Share	Dec. 31, 2020 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized share-based compensation expenses related to options and RSU's | $			$ 1,600,000
Unrecognized share-based compensation expenses related to options and RSU's, period			2 years 2 months 12 days
Number of shares outstanding			679,240	849,389	1,133,886	1,708,020
Number of shares exercised or vested			148,318	278,061	581,240
Restricted Shares Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted					140,336
Number of shares outstanding			292,526
Number of shares exercised or vested			110,276
Certain employees [Member] | Restricted Shares Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted	92,115	53,236		194,135
Fair value of awards on the grant date | $	$ 1,200	$ 800